Stock Options And Restricted Shares (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 08, 2019	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Selling, general and administrative expenses		$ 3,406	$ 4,335	$ 4,804
Values of stock options outstanding		$ 23
Repurchase the restricted, description		The Company has the right to repurchase 152,370 restricted shares, with weighted average grant date fair value at a price of $1.97 per share, at a price of $0.01 per share.
Employees restricted shares		175,000
Fair value price		$ 1.97
weighted average repurchase restricted		152,370
Per share price		$ 0.01	$ 0.01
Aggregate intrinsic values		$ 23
Selling, general and administrative expenses [Member]
Selling, general and administrative expenses		$ 135
Option Plan 2010 [Member]
Exercisable period of options granted		5 years
Stock Issued During Period, Shares, Restricted Stock		600,000
Stock options and restricted shares, description	The Board of Directors of the Company granted awards for a total of 585,000 shares of stock options and restricted shares under the Company's 2010 Option Plan. The awards consisted of 160,000 non-qualified share options to 20 key employees, 250,000 non-qualified share options to 7 directors of the Company, including 60,000 options to the Company's Chief Executive Officer and Chairman of the Board, and 175,000 restricted shares to 12 managers and key employees.
Selling, general and administrative expenses		$ 135
Repurchase the restricted, description		The restricted shares will vest in five years. In the event that any recipient's employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.
weighted-average period		4 years 4 months 9 days
Unrecognized compensation cost		$ 299